333-274578

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

Pre-Effective Amendment No.      //

Post-Effective Amendment No. 1    /X/

(Check appropriate box or boxes)

T. Rowe Price Retirement Funds, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Title of Securities Being Registered: Shares of common stock (par value $.0001 per share) of the Registrant.

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

This Post-Effective Amendment consists of the following:

1) Facing Sheet of the Registration Statement.

2) Part A is incorporated herein by reference to the Registrant’s registration statement filed on Form N-14 (File No. 333-274578) dated November 17, 2023. Part B to the Registration Statement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-274578) filed on November 17, 2023.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, as amended, is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely for the purpose of filing an opinion of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, as Exhibit 12 to the Registration Statement on Form N-14, as amended.

February 20, 2024

T. Rowe Price Retirement Funds, Inc.

100 East Pratt Street

Baltimore, MD 21202

Dear Ladies and Gentlemen:

T. Rowe Price Retirement Funds, Inc., a Maryland corporation (the “Company”), on behalf of its segregated portfolios of assets (“series”) listed on Schedule A attached hereto,1 has requested our opinion as to certain federal income tax consequences of each Acquiring Fund’s acquisition of the corresponding Target Fund pursuant to an Agreement and Plan of Reorganization, dated June 26, 2023 (each, a “Plan”). Each Plan contemplates the transfer of the assets of a Target Fund to the Acquiring Fund (“Assets”), in exchange for the assumption by the Acquiring Fund of the liabilities of such Target Fund (the “Assumed Liabilities”) and shares of the Acquiring Fund (the “Acquiring Fund Shares”), followed by the Target Fund’s distribution of those Acquiring Fund Shares pro rata to its shareholders in liquidation thereof (all the foregoing transactions with respect to each Acquiring Fund and the corresponding Target Fund being referred to herein collectively as a “Reorganization”). This opinion is being delivered pursuant to Section 7 of the Plan. For ease of reference, the remainder of this letter refers to a single Target Fund, Acquiring Fund, Plan and Reorganization.

We have reviewed such documents and materials as we have considered necessary for the purpose of rendering this opinion. In rendering this opinion, we have assumed that such documents as yet unexecuted will, when executed, conform in all material respects to the proposed forms of such documents that we have examined. In addition, we have assumed the genuineness of all signatures, the capacity of each party executing a document to so execute that document, the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

We have made inquiry as to the underlying facts that we considered to be relevant to the conclusions set forth in this letter. The opinions expressed in this letter are based upon certain factual statements relating to the Acquiring Fund and the Target Fund set forth in the Combined Information Statement and Prospectus filed as part of the Company’s registration statement on Form N-14 (the “Registration Statement”) and representations made in letters from the Company on behalf o fthe Acquiring Fund and the Target Fund addressed to us for our use in rendering this opinion (the “Tax Representation Letters”). We have no reason to believe that these representations and facts are not valid, but we have not attempted to verify independently any of these representations and facts, and this opinion is based upon the assumption that each of them is accurate.

1 Each series listed under the heading “Acquiring Fund” on Schedule A is referred to herein as an “Acquiring Fund” and the series listed opposite its name under the heading “Target Fund” thereon is referred to herein as the corresponding “Target Fund.”

The conclusions expressed herein are based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations issued thereunder, published rulings and procedures of the Internal Revenue Service and judicial decisions, all as in effect on the date of this letter.

Based upon the foregoing, we are of the opinion that for U.S. federal income tax purposes:

1. The transfer of the Assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities followed by the distribution of Acquiring Fund Shares to the Target Fund shareholders, followed by the distribution by the Target Fund of the Acquiring Fund Shares to the Target Fund shareholders in complete liquidation of the Target Fund, all pursuant to the Plan, will constitute a reorganization within the meaning of section 368(a) of the Code, and the Target Fund and Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

2. Under sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund (i) upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or (ii) upon the distribution of Acquiring Fund Shares to the Target Fund shareholders in liquidation of the Target Fund;

3. Under section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;

4. Under section 362(b) of the Code, the tax basis of the Assets acquired by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer increased by the amount of gain or decreased by the amount of loss, if any, recognized by the Target Fund upon the transfer;

5. Under section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund (except to the extent that the investment activities of the Acquiring Fund reduce or eliminate such holding period);

6. Under section 354 of the Code, no gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;

7. Under section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such a shareholder; and

8. Under section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund shareholder pursuant to the

Reorganization will include the holding period of the Target Fund Shares exchanged therefor, provided that such Target Fund shareholder held the Target Fund Shares as capital assets at the time of the Reorganization.

Notwithstanding the foregoing, this opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the close of the taxable year or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

Our opinion is based upon the accuracy of the certifications, representations and warranties and satisfaction of the covenants and obligations contained in the Plan, the Tax Representation Letters and in the various other documents related thereto. Our opinion may not be relied upon if any of such certifications, representations or warranties are not accurate to any material extent or if any of such covenants or obligations are not satisfied in all material respects. We hereby consent to the filing of this opinion with the Registration Statement and to the reference to us in the Combined Proxy Statement/Prospectus included as part of the Registration Statement.

Sincerely yours,

/s/ Willkie Farr & Gallagher LLP

Willkie Farr & Gallagher LLP

Schedule A

Target Fund	Acquiring Fund
Retirement I 2005 Fund—I Class	Retirement 2005 Fund—I Class
Retirement I 2010 Fund—I Class	Retirement 2010 Fund—I Class
Retirement I 2015 Fund—I Class	Retirement 2015 Fund—I Class
Retirement I 2020 Fund—I Class	Retirement 2020 Fund—I Class
Retirement I 2025 Fund—I Class	Retirement 2025 Fund—I Class
Retirement I 2030 Fund—I Class	Retirement 2030 Fund—I Class
Retirement I 2035 Fund—I Class	Retirement 2035 Fund—I Class
Retirement I 2040 Fund—I Class	Retirement 2040 Fund—I Class
Retirement I 2045 Fund—I Class	Retirement 2045 Fund—I Class
Retirement I 2050 Fund—I Class	Retirement 2050 Fund—I Class
Retirement I 2055 Fund—I Class	Retirement 2055 Fund—I Class
Retirement I 2060 Fund—I Class	Retirement 2060 Fund—I Class
Retirement I 2065 Fund—I Class	Retirement 2065 Fund—I Class
Retirement Balanced I Fund—I Class	Retirement Balanced Fund—I Class

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates and all other investment companies in the T. Rowe Price family of mutual funds as listed in Item 31 of the Registrant’s Registration Statement filed as Amendment No. 88 dated April 24, 2024. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Articles of Incorporation of Registrant, dated July 12, 2002 (electronically filed with initial Registration Statement dated July 15, 2002)

(1)(b) Articles of Amendment and Restatement of Registrant, dated September 26, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(1)(c) Articles of Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2010 Fund—Advisor Class, T. Rowe Price Retirement 2010 Fund—R Class, T. Rowe Price Retirement 2020 Fund—Advisor Class, T. Rowe Price Retirement 2020 Fund—R Class, T. Rowe Price Retirement 2030 Fund—Advisor Class, T. Rowe Price Retirement 2030 Fund—R Class, T. Rowe Price Retirement 2040 Fund—Advisor Class, T. Rowe Price Retirement 2040 Fund—R Class, T. Rowe Price Retirement Income Fund—Advisor Class, and T. Rowe Price Retirement Income Fund—R Class, dated October 23, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(1)(d) Articles of Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2025 Fund, and T. Rowe Price Retirement 2035 Fund, dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(1)(e) Articles of Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2045 Fund, dated March 2, 2005 (electronically filed with Amendment No. 9 dated May 26, 2005)

(1)(f) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2050 Fund—Advisor Class, T. Rowe Price Retirement 2050 Fund—R Class, T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2055 Fund—Advisor Class, and T. Rowe Price Retirement 2055 Fund—R Class, dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(1)(g) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2005 Fund—Advisor Class, T. Rowe Price Retirement 2005 Fund—R Class, T. Rowe Price Retirement 2015 Fund—Advisor Class, T. Rowe Price Retirement 2015 Fund—R Class, T. Rowe Price Retirement 2025 Fund—Advisor Class, T. Rowe Price Retirement 2025 Fund—R Class, T. Rowe Price Retirement 2035 Fund—Advisor Class, T. Rowe Price Retirement 2035 Fund—R Class, T. Rowe Price Retirement 2045 Fund—Advisor Class, T. Rowe Price Retirement 2045 Fund—R Class, T. Rowe Price Retirement 2055 Fund—Advisor Class, and T. Rowe Price Retirement 2055 Fund—R Class, dated April 24, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(1)(h) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement 2010 Fund—Advisor Class, T. Rowe Price Retirement 2010 Fund—R Class, T. Rowe Price Retirement 2015 Fund—Advisor Class, T. Rowe Price Retirement 2015 Fund—R Class, T. Rowe Price Retirement 2020 Fund—Advisor Class, T. Rowe Price Retirement 2020 Fund—R Class, T. Rowe Price Retirement 2025 Fund—Advisor Class, T. Rowe Price Retirement 2025 Fund—R Class, T. Rowe Price Retirement 2030 Fund—Advisor Class, T. Rowe Price Retirement 2030 Fund—R Class, T. Rowe Price Retirement 2035 Fund—Advisor Class, T. Rowe Price Retirement 2035 Fund—R Class, T. Rowe Price Retirement 2040 Fund—Advisor Class, T. Rowe Price Retirement 2040 Fund—R Class, T. Rowe Price Retirement 2045 Fund—Advisor Class, T. Rowe Price Retirement 2045 Fund—R Class, T. Rowe Price Retirement 2050 Fund—Advisor Class, T. Rowe Price Retirement 2050 Fund—R Class, T. Rowe Price Retirement 2055 Fund—Advisor Class, T. Rowe Price Retirement 2055 Fund—R Class, T. Rowe Price Retirement Income Fund—Advisor Class, and the T. Rowe Price Retirement Income Fund—R Class, dated April 22, 2008 (electronically filed with Amendment No. 17 dated September 25, 2008)

(1)(i) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement 2005 Fund—Advisor Class, T. Rowe Price Retirement 2005 Fund—R Class, T. Rowe Price Retirement 2010 Fund—Advisor Class, T. Rowe Price Retirement 2010 Fund—R Class, T. Rowe Price Retirement 2015 Fund—Advisor Class, T. Rowe Price Retirement 2015 Fund—R Class, T. Rowe Price Retirement 2020 Fund—Advisor Class, T. Rowe Price Retirement 2020 Fund—R Class, T. Rowe Price Retirement 2025 Fund—Advisor Class, T. Rowe Price Retirement 2025 Fund—R Class, T. Rowe Price Retirement 2030 Fund—Advisor Class, T. Rowe Price Retirement 2030 Fund—R Class, T. Rowe Price Retirement 2035 Fund—Advisor Class, T. Rowe Price Retirement 2035 Fund—R Class, T. Rowe Price Retirement 2040 Fund—Advisor Class, T. Rowe Price Retirement 2040 Fund—R Class, T. Rowe Price Retirement 2045 Fund—Advisor Class, T. Rowe Price Retirement 2045 Fund—R Class, T. Rowe Price Retirement 2050 Fund—Advisor Class, T. Rowe Price Retirement 2050 Fund—R Class, T. Rowe Price Retirement 2055 Fund—Advisor Class, T. Rowe Price Retirement 2055 Fund—R Class, T. Rowe Price Retirement Income Fund—Advisor Class, and the T. Rowe Price Retirement Income Fund—R Class, dated July 21, 2010 (electronically filed with Amendment No. 20 dated September 30, 2010)

(1)(j) Articles Supplementary of Registrant, on behalf of T. Rowe Price Target Retirement 2005 Fund, T. Rowe Price Target Retirement 2005 Fund—Advisor Class, T. Rowe Price Target Retirement 2010 Fund, T. Rowe Price Target Retirement 2010 Fund—Advisor Class, T. Rowe Price Target Retirement 2015 Fund, T. Rowe Price Target Retirement 2015 Fund—Advisor Class, T. Rowe Price Target Retirement 2020 Fund, T Rowe Price Target Retirement 2020 Fund—Advisor Class, T. Rowe Price Target Retirement 2025 Fund, T. Rowe Price Target Retirement 2025 Fund—Advisor Class, T. Rowe Price Target Retirement 2030 Fund, T Rowe Price Target Retirement 2030 Fund—Advisor Class, T. Rowe Price Target Retirement 2035 Fund, T. Rowe Price Target Retirement 2035 Fund—Advisor Class, T. Rowe Price Target Retirement 2040 Fund, T. Rowe Price Target Retirement 2040 Fund—Advisor Class, T. Rowe Price Target Retirement 2045 Fund, T. Rowe Price Target Retirement 2045 Fund—Advisor Class, T. Rowe Price Target Retirement 2050 Fund, T Rowe Price Target Retirement 2050 Fund—Advisor Class, T. Rowe Price Target Retirement 2055 Fund, and T. Rowe Price Target Retirement 2055 Fund—Advisor Class, dated April 24, 2013 (electronically filed with Amendment No. 26 dated July 31, 2013)

(1)(k) Articles Supplementary of Registrant, on behalf of T. Rowe Price Target Retirement 2060 Fund, T. Rowe Price Target Retirement 2060 Fund—Advisor Class, and T. Rowe Price 2060 Fund—R Class, dated April 29, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(1)(l) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement I 2005 Fund—I Class, T. Rowe Price Retirement I 2010 Fund—I Class, T. Rowe Price Retirement I 2015 Fund—I Class, T. Rowe Price Retirement I 2020 Fund—I Class, T. Rowe Price Retirement I 2025 Fund—I Class, T. Rowe Price Retirement I 2030 Fund—I Class, T. Rowe Price Retirement I 2035 Fund—I Class, T. Rowe Price Retirement I 2040 Fund—I Class, T. Rowe Price Retirement I 2045 Fund—I Class, T. Rowe Price Retirement I 2050 Fund—I Class, T. Rowe Price Retirement I 2055 Fund—I Class, T. Rowe Price Retirement I 2060 Fund—I Class, and T. Rowe Price Retirement Balanced I Fund—I Class, dated July 21, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(1)(m) Articles Supplementary of Registrant, on behalf of T. Rowe Price Target 2005 Fund—I Class, T. Rowe Price Target 2010 Fund—I Class, T. Rowe Price Target 2015 Fund—I Class, T. Rowe Price Target 2020 Fund—I Class, T. Rowe Price Target 2025 Fund—I Class, T. Rowe Price Target 2030 Fund—I Class, T. Rowe Price Target 2035 Fund—I Class, T. Rowe Price Target 2040 Fund—I Class, T. Rowe Price Target 2045 Fund—I Class, T. Rowe Price Target 2050 Fund—I Class, T. Rowe Price Target 2055 Fund—I Class, and T. Rowe Price Target 2060 Fund—I Class dated January 13, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(1)(n) Articles of Amendment and Restatement of Registrant, on behalf of T. Rowe Price Target Retirement 2005 Fund, T. Rowe Price Target Retirement 2010 Fund, T. Rowe Price Target Retirement 2015 Fund, T. Rowe Price Target Retirement 2020 Fund, T. Rowe Price Target Retirement 2025 Fund, T. Rowe Price Target Retirement 2030 Fund, T. Rowe Price Target Retirement 2035 Fund, T. Rowe Price Target Retirement 2040 Fund, T. Rowe Price Target Retirement 2045 Fund, T. Rowe Price Target Retirement 2050 Fund, T. Rowe Price Target Retirement 2055 Fund, T. Rowe Price Target Retirement 2060 Fund, T. Rowe Price Target Retirement 2005 Fund—Advisor Class, T. Rowe Price Target Retirement 2010 Fund—Advisor Class, T. Rowe Price Target Retirement 2015 Fund—Advisor Class, T. Rowe Price Target Retirement 2020 Fund—Advisor Class, T. Rowe Price Target Retirement 2025 Fund—Advisor Class, T. Rowe Price Target Retirement 2030 Fund—Advisor Class, T. Rowe Price Target Retirement 2035 Fund—Advisor Class, T. Rowe Price Target Retirement 2040 Fund—Advisor Class, T. Rowe Price Target Retirement 2045 Fund—Advisor Class, T. Rowe Price Target Retirement 2050 Fund—Advisor Class, T. Rowe Price Target Retirement 2055 Fund—Advisor Class, and T. Rowe Price Target Retirement 2060 Fund—Advisor Class, dated January 13, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(1)(o) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement Income 2020 Fund, dated February 3, 2017 (electronically filed with Amendment No. 43 dated May 17, 2017)

(1)(p) Articles Supplementary of Registrant dated November 20, 2017 (electronically filed with Amendment No. 47 dated April 26, 2018)

(1)(q) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2065 Fund, T. Rowe Price Retirement 2065 Fund—Advisor Class, T. Rowe Price Retirement 2065 Fund—R Class, T. Rowe Price Retirement I 2065 Fund—I Class, T. Rowe Price Target 2065 Fund, T. Rowe Price Target 2065 Fund—Advisor Class, and T. Rowe Price Target 2065 Fund—I Class dated June 1, 2020 (electronically filed with Amendment No. 56 dated July 10, 2020)

(1)(r) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement Blend 2005 Fund, T. Rowe Price Retirement Blend 2005 Fund—I Class, T. Rowe Price Retirement Blend 2010 Fund, T. Rowe Price Retirement Blend 2010 Fund—I Class, T. Rowe Price Retirement Blend 2015 Fund, T. Rowe Price Retirement Blend 2015 Fund—I Class, T. Rowe Price Retirement Blend 2020 Fund, T. Rowe Price Retirement Blend 2020 Fund—I Class, T. Rowe Price Retirement Blend 2025 Fund, T. Rowe Price Retirement Blend 2025 Fund—I Class, T. Rowe Price Retirement Blend 2030 Fund, T. Rowe Price Retirement Blend 2030 Fund—I Class, T. Rowe Price Retirement Blend 2035 Fund, T. Rowe Price Retirement Blend 2035 Fund—I Class, T. Rowe Price Retirement Blend 2040 Fund, T. Rowe Price Retirement Blend 2040 Fund—I Class, T. Rowe Price Retirement Blend 2045 Fund, T. Rowe Price Retirement Blend 2045 Fund—I Class, T. Rowe Price Retirement Blend 2050 Fund, T. Rowe Price Retirement Blend 2050 Fund—I Class, T. Rowe Price Retirement Blend 2055 Fund, T. Rowe Price Retirement Blend 2055 Fund—I Class, T. Rowe Price Retirement Blend 2060 Fund, T. Rowe Price Retirement Blend 2060 Fund—I Class, T. Rowe Price Retirement Blend 2065 Fund, and T. Rowe Price Retirement Blend 2065 Fund—I Class dated August 14, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(1)(s) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2005 Fund—I Class, T. Rowe Price Retirement 2010 Fund—I Class, T. Rowe Price Retirement 2015 Fund—I Class, T. Rowe Price Retirement 2020 Fund—I Class, T. Rowe Price Retirement 2025 Fund—I Class, T. Rowe Price Retirement 2030 Fund—I Class, T. Rowe Price Retirement 2035 Fund—I Class, T. Rowe Price Retirement 2040 Fund—I Class, T. Rowe Price Retirement 2045 Fund—I Class, T. Rowe Price Retirement 2050 Fund—I Class, T. Rowe Price Retirement 2055 Fund—I Class, T. Rowe Price Retirement 2060 Fund—I Class, T. Rowe Price Retirement 2065 Fund—I Class, and T. Rowe Price Retirement Balanced Fund—I Class dated May 17, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(2) By-Laws of Registrant, as amended February 5, 2003, April 21, 2004, February 8, 2005, July 22, 2008, October 17, 2011, July 25, 2018, and July 25, 2022 (electronically filed with Amendment No. 78 dated September 29, 2022)

(3) See Article SIXTH, Capital Stock, paragraphs (b) - (g) of the Articles of Incorporation and Article II, Shareholders, in its entirety and Article VIII, Capital Stock, in its entirety, of the Bylaws

(4) Agreement and Plan of Reorganization dated June 26, 2023

(5) Inapplicable

(6)(a) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2010 Fund, and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(6)(b) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2020 Fund, and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(6)(c) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2030 Fund, and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(6)(d) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2040 Fund, and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(6)(e) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Income Fund, and T. Rowe Price Associates, Inc., dated September 4, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(6)(f) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2005 Fund, and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(6)(g) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2015 Fund, and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(6)(h) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2025 Fund, and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(6)(i) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2035 Fund, and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(6)(j) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2045 Fund, and T. Rowe Price Associates, Inc., dated March 2, 2005 (electronically filed with Amendment No. 9 dated May 26, 2005)

(6)(k) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2050 Fund, and T. Rowe Price Associates, Inc., dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(6)(l) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2055 Fund, and T. Rowe Price Associates, Inc., dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(6)(m) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2005 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(n) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2010 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(o) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2015 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(p) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2020 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(q) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2025 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(r) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2030 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(s) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2035 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(t) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2040 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(u) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2045 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(v) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2050 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(w) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2055 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(x) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2060 Fund, and T. Rowe Price Associates, Inc., dated April 29, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(6)(y) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2060 Fund, and T. Rowe Price Associates, Inc., dated April 29, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(6)(z) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2005 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(aa) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2010 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(bb) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2015 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(cc) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2020 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(dd) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2025 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(ee) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2030 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(ff) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2035 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(gg) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2040 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(hh) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2045 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(ii) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2050 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(jj) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2055 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(kk) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2060 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(ll) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Balanced I Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(mm) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2005 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(nn) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2010 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(oo) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2015 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(pp) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2020 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(qq) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2025 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(rr) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2030 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(ss) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2035 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(tt) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2040 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(uu) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2045 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(vv) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2050 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(ww) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2055 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(xx) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2060 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(yy) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Income 2020 Fund, and T. Rowe Price Associates, Inc., dated October 24, 2016 (electronically filed with Amendment No. 52 dated April 28, 2020)

(6)(zz) Amendment to Investment Management Agreement between Registrant, on behalf of the Retirement Funds listed on Schedule A, and T. Rowe Price Associates, Inc., dated February 5, 2020 (electronically filed with Amendment No. 56 dated July 10, 2020)

(6)(aaa) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2065 Fund, and T. Rowe Price Associates, Inc., dated May 4, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(6)(bbb) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2065 Fund—I Class, and T. Rowe Price Associates, Inc., dated May 4, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(6)(ccc) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target 2065 Fund, and T. Rowe Price Associates, Inc., dated May 4, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(6)(ddd) Amendment to Investment Management Agreement between the Registrant on behalf of the Target I Funds listed on Schedule A, and T. Rowe Associates, Inc., dated February 5, 2020 (electronically filed with Amendment No. 56 dated July 10, 2020)

(6)(eee) Amendment to Investment Management Agreement between the Registrant on behalf of the Retirement I Funds listed on Schedule A, and T. Rowe Associates, Inc., dated February 5, 2020 (electronically filed with Amendment No. 56 dated July 10, 2020)

(6)(fff) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2005 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(ggg) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2010 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(hhh) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2015 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(iii) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2020 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(jjj) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2025 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(kkk) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2030 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(lll) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2035 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(mmm) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2040 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(nnn) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2045 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(ooo) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2050 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(ppp) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2055 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(qqq) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2060 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(rrr) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2065 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(sss) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2005 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(ttt) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2010 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(uuu) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2015 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(vvv) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2020 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(www) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2025 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(xxx) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2030 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(yyy) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2035 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(zzz) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2040 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(aaaa) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2045 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(bbbb) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2050 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(cccc) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2055 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(dddd) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2060 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(eeee) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2065 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(ffff) Amendment to Investment Management Agreement between the Registrant on behalf of the Retirement Funds listed on Schedule A, and T. Rowe Associates, Inc., dated July 1, 2021 (electronically filed with Amendment No. 73 dated September 28, 2021)

(6)(gggg) Amendment to Investment Management Agreement between the Registrant on behalf of the Retirement I Funds listed on Schedule A, and T. Rowe Associates, Inc., dated July 1, 2021 (electronically filed with Amendment No. 73 dated September 28, 2021)

(6)(hhhh) Amendment to Investment Management Agreement between the Registrant on behalf of the Target Funds listed on Schedule A, and T. Rowe Associates, Inc., dated July 1, 2021 (electronically filed with Amendment No. 73 dated September 28, 2021)

(6)(iiii) Amendment to Investment Management Agreement between the Registrant on behalf of the Retirement Funds (as defined in Schedule A), and T. Rowe Associates, Inc., dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(7)(a) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(7)(b) Amendment to Underwriting Agreements between Each of the T. Rowe Price Funds as set forth on Schedule A and T. Rowe Price Investment Services, Inc., dated February 6, 2017 (electronically filed with Amendment No. 49 dated September 26, 2018)

(8) Inapplicable

(9) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, October 3, 2016, April 25, 2017, June 28, 2017, July 24, 2017, August 10, 2017, September 15, 2017, October 30, 2017, February 5, 2018, August 9, 2018, April 5, 2019, April 15, 2019, August 26, 2019, November 15, 2019, February 13, 2020, October 16, 2020, November 20, 2020, February 4, 2021, May 1, 2023, September 15, 2023, and December 1, 2023 (electronically filed with Pre-effective Amendment No. 1 to the Registrant's registration statement filed on form N-14 dated November 17, 2023)

(10)(a) Rule 12b-1 Plan for the T. Rowe Price Retirement 2010 Fund—Advisor Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(b) Rule 12b-1 Plan for the T. Rowe Price Retirement 2010 Fund–R Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(c) Rule 12b-1 Plan for the T. Rowe Price Retirement 2020 Fund—Advisor Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(d) Rule 12b-1 Plan for the T. Rowe Price Retirement 2020 Fund–R Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(e) Rule 12b-1 Plan for the T. Rowe Price Retirement 2030 Fund—Advisor Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(f) Rule 12b-1 Plan for the T. Rowe Price Retirement 2030 Fund–R Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(g) Rule 12b-1 Plan for the T. Rowe Price Retirement 2040 Fund—Advisor Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(h) Rule 12b-1 Plan for the T. Rowe Price Retirement 2040 Fund–R Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(i) Rule 12b-1 Plan for the T. Rowe Price Retirement Income Fund—Advisor Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(j) Rule 12b-1 Plan for the T. Rowe Price Retirement Income Fund–R Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(k) Rule 12b-1 Plan for the T. Rowe Price Retirement 2050 Fund—Advisor Class, dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(10)(l) Rule 12b-1 Plan for the T. Rowe Price Retirement 2050 Fund–R Class, dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(10)(m) Form of Distribution and Selling Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(n) Rule 12b-1 Plan for the T. Rowe Price Retirement 2005 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(o) Rule 12b-1 Plan for the T. Rowe Price Retirement 2005 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(p) Rule 12b-1 Plan for the T. Rowe Price Retirement 2015 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(q) Rule 12b-1 Plan for the T. Rowe Price Retirement 2015 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(r) Rule 12b-1 Plan for the T. Rowe Price Retirement 2025 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(s) Rule 12b-1 Plan for the T. Rowe Price Retirement 2025 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(t) Rule 12b-1 Plan for the T. Rowe Price Retirement 2035 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(u) Rule 12b-1 Plan for the T. Rowe Price Retirement 2035 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(v) Rule 12b-1 Plan for the T. Rowe Price Retirement 2045 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(w) Rule 12b-1 Plan for the T. Rowe Price Retirement 2045 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(x) Rule 12b-1 Plan for the T. Rowe Price Retirement 2055 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(y) Rule 12b-1 Plan for the T. Rowe Price Retirement 2055 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(z) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2005 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(aa) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2010 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(bb) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2015 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(cc) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2020 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(dd) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2025 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(ee) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2030 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(ff) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2035 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(gg) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2040 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(hh) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2045 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(ii) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2050 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(jj) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2055 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(kk) Rule 12b-1 Plan for the T. Rowe Price Retirement 2060 Fund—Advisor Class, dated June 23, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(10)(ll) Rule 12b-1 Plan for the T. Rowe Price Retirement 2060 Fund–R Class, dated June 23, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(10)(mm) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2060 Fund—Advisor Class, dated June 23, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(10)(nn) Rule 12b-1 Plan for the T. Rowe Price Retirement 2065 Fund—Advisor Class, dated October 13, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(10)(oo) Rule 12b-1 Plan for the T. Rowe Price Retirement 2065 Fund—R Class, dated October 13, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(10)(pp) Rule 12b-1 Plan for the T. Rowe Price Target 2065 Fund—Advisor Class, dated October 13, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(10)(qq) Rule 18f-3 Plan for the T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2010 Fund—Advisor Class, and T. Rowe Price Retirement 2010 Fund—R Class, dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(rr) Rule 18f-3 Plan for the T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2020 Fund—Advisor Class, and T. Rowe Price Retirement 2020 Fund—R Class, dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(ss) Rule 18f-3 Plan for the T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2030 Fund—Advisor Class, and T. Rowe Price Retirement 2030 Fund—R Class, dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(tt) Rule 18f-3 Plan for the T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2040 Fund—Advisor Class, and T. Rowe Price Retirement 2040 Fund—R Class, dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(uu) Rule 18f-3 Plan for the T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement Income Fund—Advisor Class, and T. Rowe Price Retirement Income Fund—R Class, dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(vv) Rule 18f-3 Plan for the T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2050 Fund—Advisor Class, and T. Rowe Price Retirement 2050 Fund—R Class, dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(10)(ww) Rule 18f-3 Plan for the T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2005 Fund—Advisor Class and T. Rowe Price Retirement 2005 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(xx) Rule 18f-3 Plan for the T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2015 Fund—Advisor Class and T. Rowe Price Retirement 2015 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(yy) Rule 18f-3 Plan for the T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2025 Fund—Advisor Class and T. Rowe Price Retirement 2025 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(zz) Rule 18f-3 Plan for the T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2035 Fund—Advisor Class and T. Rowe Price Retirement 2035 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(aaa) Rule 18f-3 Plan for the T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2045 Fund—Advisor Class and T. Rowe Price Retirement 2045 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(bbb) Rule 18f-3 Plan for the T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2055 Fund—Advisor Class and T. Rowe Price Retirement 2055 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(ccc) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2005 Fund and T. Rowe Price Target Retirement 2005 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(ddd) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2010 Fund and T. Rowe Price Target Retirement 2010 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(eee) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2015 Fund and T. Rowe Price Target Retirement 2015 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(fff) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2020 Fund and T. Rowe Price Target Retirement 2020 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(ggg) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2025 Fund and T. Rowe Price Target Retirement 2025 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(hhh) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2030 Fund and T. Rowe Price Target Retirement 2030 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(iii) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2035 Fund and T. Rowe Price Target Retirement 2035 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(jjj) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2040 Fund and T. Rowe Price Target Retirement 2040 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(kkk) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2045 Fund and T. Rowe Price Target Retirement 2045 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(lll) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2050 Fund and T. Rowe Price Target Retirement 2050 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(mmm) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2055 Fund and T. Rowe Price Target Retirement 2055 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(nnn) Rule 18f-3 Plan for the T. Rowe Price Retirement 2060 Fund, T. Rowe Price Retirement 2060 Fund—Advisor Class and T. Rowe Price Retirement 2060 Fund—R Class, dated June 23, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(10)(ooo) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2060 Fund and T. Rowe Price Target Retirement 2060 Fund—Advisor Class, dated June 23, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(10)(ppp) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2005 Fund, T. Rowe Price Target 2005 Fund—Advisor Class, and T. Rowe Price Target 2005 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(qqq) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2010 Fund, T. Rowe Price Target 2010 Fund—Advisor Class, and T. Rowe Price Target 2010 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(rrr) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2015 Fund, T. Rowe Price Target 2015 Fund—Advisor Class, and T. Rowe Price Target 2015 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(sss) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2020 Fund, T. Rowe Price Target 2020 Fund—Advisor Class, and T. Rowe Price Target 2020 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(ttt) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2025 Fund, T. Rowe Price Target 2025 Fund—Advisor Class, and T. Rowe Price Target 2025 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(uuu) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2030 Fund, T. Rowe Price Target 2030 Fund—Advisor Class, and T. Rowe Price Target 2030 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(vvv) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2035 Fund, T. Rowe Price Target 2035 Fund—Advisor Class, and T. Rowe Price Target 2035 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(www) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2040 Fund, T. Rowe Price Target 2040 Fund—Advisor Class, and T. Rowe Price Target 2040 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(xxx) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2045 Fund, T. Rowe Price Target 2045 Fund—Advisor Class, and T. Rowe Price Target 2045 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(yyy) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2050 Fund, T. Rowe Price Target 2050 Fund—Advisor Class, and T. Rowe Price Target 2050 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(zzz) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2055 Fund, T. Rowe Price Target 2055 Fund—Advisor Class, and T. Rowe Price Target 2055 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(aaaa) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2060 Fund, T. Rowe Price Target 2060 Fund—Advisor Class, and T. Rowe Price Target 2060 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(bbbb) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2010 Fund—Advisor Class, and T. Rowe Price Retirement 2010 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(cccc) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2020 Fund—Advisor Class, and T. Rowe Price Retirement 2020 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(dddd) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2030 Fund—Advisor Class, and T. Rowe Price Retirement 2030 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(eeee) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2040 Fund—Advisor Class, and T. Rowe Price Retirement 2040 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(ffff) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, and T. Rowe Price Retirement Balanced Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(gggg) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2050 Fund—Advisor Class, and T. Rowe Price Retirement 2050 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(hhhh) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2005 Fund—Advisor Class, and T. Rowe Price Retirement 2005 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(iiii) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2015 Fund—Advisor Class, and T. Rowe Price Retirement 2015 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(jjjj) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2025 Fund—Advisor Class, and T. Rowe Price Retirement 2025 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(kkkk) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2035 Fund—Advisor Class, and T. Rowe Price Retirement 2035 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(llll) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2045 Fund—Advisor Class, and T. Rowe Price Retirement 2045 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(mmmm) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2055 Fund—Advisor Class, and T. Rowe Price Retirement 2055 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(nnnn) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2060 Fund, T. Rowe Price Retirement 2060 Fund—Advisor Class, and T. Rowe Price Retirement 2060 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(oooo) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2005 Fund, T. Rowe Price Target 2005 Fund—Advisor Class, and T. Rowe Price Target 2005 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(pppp) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2010 Fund, T. Rowe Price Target 2010 Fund—Advisor Class, and T. Rowe Price Target 2010 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(qqqq) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2015 Fund, T. Rowe Price Target 2015 Fund—Advisor Class, and T. Rowe Price Target 2015 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(rrrr) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2020 Fund, T. Rowe Price Target 2020 Fund—Advisor Class, and T. Rowe Price Target 2020 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(ssss) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2025 Fund, T. Rowe Price Target 2025 Fund—Advisor Class, and T. Rowe Price Target 2025 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(tttt) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2030 Fund, T. Rowe Price Target 2030 Fund—Advisor Class, and T. Rowe Price Target 2030 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(uuuu) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2035 Fund, T. Rowe Price Target 2035 Fund—Advisor Class, and T. Rowe Price Target 2035 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(vvvv) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2040 Fund, T. Rowe Price Target 2040 Fund—Advisor Class, and T. Rowe Price Target 2040 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(wwww) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2045 Fund, T. Rowe Price Target 2045 Fund—Advisor Class, and T. Rowe Price Target 2045 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(xxxx) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2050 Fund, T. Rowe Price Target 2050 Fund—Advisor Class, and T. Rowe Price Target 2050 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(yyyy) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2055 Fund, T. Rowe Price Target 2055 Fund—Advisor Class, and T. Rowe Price Target 2055 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(zzzz) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2060 Fund, T. Rowe Price Target 2060 Fund—Advisor Class, and T. Rowe Price Target 2060 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(aaaaa) Rule18f-3 Plan for the T. Rowe Price Retirement 2065 Fund, T. Rowe Price Retirement 2065 Fund—Advisor Class, T. Rowe Price Retirement 2065 Fund—R Class, dated October 13, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(10)(bbbbb) Rule18f-3 Plan for the T. Rowe Price Target 2065 Fund, T. Rowe Price Target 2065 Fund—Advisor Class, and Target 2065 Fund—I Class, dated October 13, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(10)(ccccc) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2005 Fund and T. Rowe Price Retirement Blend 2005 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(ddddd) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2010 Fund and T. Rowe Price Retirement Blend 2010 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(eeeee) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2015 Fund and T. Rowe Price Retirement Blend 2015 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(fffff) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2020 Fund and T. Rowe Price Retirement Blend 2020 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(ggggg) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2025 Fund and T. Rowe Price Retirement Blend 2025 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(hhhhh) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2030 Fund and T. Rowe Price Retirement Blend 2030 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(iiiii) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2035 Fund and T. Rowe Price Retirement Blend 2035 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(jjjjj) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2040 Fund and T. Rowe Price Retirement Blend 2040 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(kkkkk) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2045 Fund and T. Rowe Price Retirement Blend 2045 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(lllll) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2050 Fund and T. Rowe Price Retirement Blend 2050 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(mmmmm) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2055 Fund and T. Rowe Price Retirement Blend 2055 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(nnnnn) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2060 Fund and T. Rowe Price Retirement Blend 2060 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(ooooo) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2065 Fund and T. Rowe Price Retirement Blend 2065 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(ppppp) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2005 Fund—Advisor Class, and T. Rowe Price Retirement 2005 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(qqqqq) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2010 Fund—Advisor Class, and T. Rowe Price Retirement 2010 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(rrrrr) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2015 Fund—Advisor Class, and T. Rowe Price Retirement 2015 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(sssss) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2020 Fund—Advisor Class, and T. Rowe Price Retirement 2020 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(uuuuu) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2025 Fund—Advisor Class, and T. Rowe Price Retirement 2025 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(vvvvv) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2030 Fund—Advisor Class, and T. Rowe Price Retirement 2030 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(wwwww) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2035 Fund—Advisor Class, and T. Rowe Price Retirement 2035 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(xxxxx) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2040 Fund—Advisor Class, and T. Rowe Price Retirement 2040 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(yyyyy) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2045 Fund—Advisor Class, and T. Rowe Price Retirement 2045 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(zzzzz) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2050 Fund—Advisor Class, and T. Rowe Price Retirement 2050 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(aaaaaa) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2055 Fund—Advisor Class, and T. Rowe Price Retirement 2055 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(bbbbbb) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2060 Fund, T. Rowe Price Retirement 2060 Fund—Advisor Class, and T. Rowe Price Retirement 2060 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(cccccc) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, and T. Rowe Price Retirement Balanced Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(dddddd) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2005 Fund and T. Rowe Price Retirement Blend 2005 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(eeeeee) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2010 Fund and T. Rowe Price Retirement Blend 2010 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(ffffff) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2015 Fund and T. Rowe Price Retirement Blend 2015 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(gggggg) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2020 Fund and T. Rowe Price Retirement Blend 2020 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(hhhhhh) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2025 Fund and T. Rowe Price Retirement Blend 2025 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(iiiiii) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2030 Fund and T. Rowe Price Retirement Blend 2030 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(jjjjjj) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2035 Fund and T. Rowe Price Retirement Blend 2035 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(kkkkkk) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2040 Fund and T. Rowe Price Retirement Blend 2040 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(llllll) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2045 Fund and T. Rowe Price Retirement Blend 2045 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(mmmmmm) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2050 Fund and T. Rowe Price Retirement Blend 2050 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(nnnnnn) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2055 Fund and T. Rowe Price Retirement Blend 2055 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(oooooo) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2060 Fund and T. Rowe Price Retirement Blend 2060 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(pppppp) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2065 Fund and T. Rowe Price Retirement Blend 2065 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(qqqqqq) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2005 Fund—Advisor Class, T. Rowe Price Retirement 2005 Fund—I Class, and T. Rowe Price Retirement 2005 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(rrrrrr) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2010 Fund—Advisor Class, T. Rowe Price Retirement 2010 Fund—I Class, and T. Rowe Price Retirement 2010 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(ssssss) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2015 Fund—Advisor Class, T. Rowe Price Retirement 2015 Fund—I Class, and T. Rowe Price Retirement 2015 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(tttttt) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2020 Fund—Advisor Class, T. Rowe Price Retirement 2020 Fund—I Class, and T. Rowe Price Retirement 2020 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(uuuuuu) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2025 Fund—Advisor Class, T. Rowe Price Retirement 2025 Fund—I Class, and T. Rowe Price Retirement 2025 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(vvvvvv) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2030 Fund—Advisor Class, T. Rowe Price Retirement 2030 Fund—I Class, and T. Rowe Price Retirement 2030 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(wwwwww) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2035 Fund—Advisor Class, T. Rowe Price Retirement 2035 Fund—I Class, and T. Rowe Price Retirement 2035 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(xxxxxx) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2040 Fund—Advisor Class, T. Rowe Price Retirement 2040 Fund—I Class, and T. Rowe Price Retirement 2040 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(yyyyyy) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2045 Fund—Advisor Class, T. Rowe Price Retirement 2045 Fund—I Class, and T. Rowe Price Retirement 2045 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(zzzzzz) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2050 Fund—Advisor Class, T. Rowe Price Retirement 2050 Fund—I Class, and T. Rowe Price Retirement 2050 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(aaaaaaa) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2055 Fund—Advisor Class, T. Rowe Price Retirement 2055 Fund—I Class, and T. Rowe Price Retirement 2055 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(bbbbbbb) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2060 Fund, T. Rowe Price Retirement 2060 Fund—Advisor Class, T. Rowe Price Retirement 2060 Fund—I Class, and T. Rowe Price Retirement 2060 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(ccccccc) Amended and Restated Rule18f-3 Plan for the T. Rowe Price Retirement 2065 Fund, T. Rowe Price Retirement 2065 Fund—Advisor Class, T. Rowe Price Retirement 2065 Fund—I Class, T. Rowe Price Retirement 2065 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(ddddddd) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, T. Rowe Price Retirement Balanced Fund—I Class, and T. Rowe Price Retirement Balanced Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(11) Opinion of Counsel as to the legality of securities - is filed herewith as Exhibit 11 (electronically filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement filed on form N-14 dated November 17, 2023)

(12) Opinion and Consent of Willkie Farr & Gallagher LLP with respect to tax consequences

(13)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2024, as amended March 1, 2024 (electronically filed with Pre-effective Amendment No. 1 to the Registrant's registration statement filed on form N-14 dated November 17, 2023)

(13)(b) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, January 20, 2015, July 1, 2015, and July 27, 2015 (electronically filed with Amendment No. 38 dated February 23, 2016)

(13)(c) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 1, 2019, June 5, 2020, and October 5, 2020 (electronically filed with Amendment No. 73 dated September 28, 2021)

(13)(d) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated January 4, 2021 (electronically filed with Amendment No. 73 dated September 28, 2021)

(13)(e) Amended and Restated Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated February 1, 2024, as amended March 1, 2024 (electronically filed with Pre-effective Amendment No. 1 to the Registrant's registration statement filed on form N-14 dated November 17, 2023)

(13)(f) Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016, April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, October 25, 2016, December 22, 2016, May 9, 2017, July 17, 2017, October 1, 2017, October 30, 2017, June 21, 2018, June 22, 2018, October 1, 2018, November 27, 2018, August 26, 2019, June 5, 2020, October 5, 2020, January 4, 2021, September 1, 2021, June 23, 2022, August 31, 2022, November 16, 2022, May 15, 2023, July 5, 2023, September 1, 2023, November 13, 2023, December 15, 2023, January 2, 2024, and February 8, 2024 (electronically filed with Pre-effective Amendment No. 1 to the Registrant's registration statement filed on form N-14 dated November 17, 2023)

(13)(g) Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon dated February 28, 2017, as amended April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 30, 2019, June 5, 2020, October 5, 2020, January 4, 2021, and September 1, 2021 (electronically filed with Pre-effective Amendment No. 1 to the Registrant's registration statement filed on form N-14 dated November 17, 2023)

(13)(h) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2023, as amended July 5, 2023 (electronically filed with Pre-effective Amendment No. 1 to the Registrant's registration statement filed on form N-14 dated November 17, 2023)

(14) Consent of Independent Registered Public Accounting Firm (electronically filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement filed on form N-14 dated November 17, 2023)

(15) Inapplicable

(16) Power of Attorney

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that, in response to Exhibit 12 required by Item 16, the Opinion and Consent of Counsel - Willkie Farr & Gallagher LLP, regarding certain tax matters, will be filed as part of an amendment to the registration statement.

As required by the Securities Act of 1933, this Registrant Statement has been signed on behalf of the Registrant, in the City of Baltimore, and State of Maryland, on the 24th day of May, 2024.

 T. Rowe Price Retirement Funds, Inc.

 /s/David Oestreicher

By: David Oestreicher

 Director and President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	May 24, 2024
David Oestreicher	and President

/s/Alan S. Dupski	Treasurer and Vice President	May 24, 2024
Alan S. Dupski	(Principal Financial Officer
and Principal Accounting Officer)

*
Teresa Bryce Bazemore	Director	May 24, 2024

*
Melody Bianchetto	Director	May 24, 2024

*
Bruce W. Duncan	Director	May 24, 2024

*
Robert J. Gerrard, Jr.	Chairman of the Board	May 24, 2024
and Director

*
Paul F. McBride	Director	May 24, 2024

*
Mark J. Parrell	Director	May 24, 2024

/s/Eric L. Veiel	Director	May 24, 2024
Eric L. Veiel

*
Kellye L. Walker	Director	May 24, 2024

*/s/David Oestreicher	Attorney-In-Fact	May 24, 2024
David Oestreicher